Investments in and advances to Equity Accounted Investments - Schedule of Investments in and Advances to Equity Accounted Investments (Detail)			1 Months Ended		12 Months Ended
	Nov. 27, 2017 $ / shares shares	May 31, 2017 shares	Oct. 31, 2014 USD ($) shares	Jan. 31, 2014 USD ($) shares	Dec. 31, 2017 USD ($) vessel member shares	Nov. 30, 2017 $ / shares	Dec. 31, 2016 USD ($)	Oct. 31, 2014 kr / shares	Aug. 31, 2014 pool
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments					$ 25,460,000		$ 70,651,000
Ownership percentage					100.00%
Long term debt					$ 963,247,000		941,661,000
Derivative assets (note 10)					$ 4,226,000		4,538,000
TIL
Schedule of Equity Method Investments [Line Items]
Ownership percentage	11.30%
Business acquisition, common share price per share agreed upon (in Norwegian krone per share) | $ / shares	$ 1.7
Business acquisition, number of shares (in shares) | shares	27,000,000	27,000,000
Percentage of voting interests acquired						88.70%
TIL | Class A
Schedule of Equity Method Investments [Line Items]
Business acquisition, common share price per share agreed upon (in Norwegian krone per share) | $ / shares	$ 1.70					$ 1.70
Share exchange (in shares) | shares		3.3
Maximum
Schedule of Equity Method Investments [Line Items]
Ownership percentage					50.00%
High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Long term debt					$ 42,700,000		48,500,000
Percentage of exposure to loan guarantee					50.00%
TIL
Schedule of Equity Method Investments [Line Items]
Ownership percentage		11.30%
Investment in equity accounted investment			$ 10,000,000	$ 25,000,000
Number of board members | member					1
Business acquisition, common share price per share agreed upon (in Norwegian krone per share) | kr / shares								kr 69
Derivative assets (note 10)					$ 0		300,000
TIL | Maximum
Schedule of Equity Method Investments [Line Items]
Number of shares available through exercise of stock purchase warrant (in shares) | shares				750,000
TIL | Common Stock
Schedule of Equity Method Investments [Line Items]
Equity number of common stock purchased (in shares) | shares			900,000	2,500,000
TIL | Preferred Stock
Schedule of Equity Method Investments [Line Items]
Equity number of common stock purchased (in shares) | shares					1
Teekay Tanker Operations Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of voting interests acquired									50.00%
Number of commercially managed tanker pools | pool									4
Teekay Tanker Operations Ltd | Teekay Corporation
Schedule of Equity Method Investments [Line Items]
Remaining ownership percentage									50.00%
Joint Venture Interest Rate Derivative | High-Q Joint Venture Partner Wah Kwong
Schedule of Equity Method Investments [Line Items]
Percentage of exposure to derivative					50.00%
Joint Venture Interest Rate Derivative | High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Notional amount					$ 42,700,000
Interest rate swaps fixed rate					1.47%
High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments					$ 24,546,000		22,025,000
Ownership percentage					50.00%
Number of vessels | vessel					1
TIL
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments					$ 0		47,710,000
Ownership percentage	11.30%
Gemini Tankers L.L.C.
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments					$ 914,000		$ 916,000